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September 18, 2020 Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, DC 20549	Chelsea Childs Ropes & Gray LLP Three Embarcadero Center San Francisco, CA 94111-4006 T +1 415-315-6374 Chelsea.childs@ropesgray.com

Re:	DoubleLine Opportunistic Credit Fund

Registration Statement on Form N-2

(File Nos. 333-239482, 811-22592)

Ladies and Gentlemen:

We are filing today via EDGAR a Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, on behalf of DoubleLine Opportunistic Credit Fund, a Massachusetts business trust, in part to respond to comments from the staff of the Securities and Exchange Commission with respect to the Registration Statement on Form N-2 filed on June 26, 2020.

Pursuant to Section 6 of the Securities Act, we have calculated the Registration Fees and have transmitted such fees in the amount of $12,850.20 to the designated lockbox at U.S. Bank in St. Louis, Missouri.

Please direct any questions or comments regarding this filing to me at (415) 315-6374. Thank you for your attention in this matter.

Sincerely,

/s/ Chelsea Childs

Chelsea Childs

cc:	Youse Guia

Adam Rossetti

Neal Zalvan

Timothy W. Diggins

Jeremy C. Smith